Note 13 - Stock Compensation Plans (Details) - Components of the ESOP Shares - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of the ESOP Shares [Abstract]
Allocated shares	139,219	124,790
Unreleased shares	82,961	97,390
Total ESOP shares	222,180	222,180
Fair value of unreleased shares (in thousands) (in Dollars)	$ 1,004	$ 950